Leases	12 Months Ended
Dec. 31, 2024
Leases
Leases

18.  Leases

Lease liabilities

Lease liabilities as at December 31 are as follows:

	2024			2023
	Non-			Non-
	Current	Current	Total	Current	Current	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Tolling agreement lease liability	32,009	3,463	35,472	34,180	3,683	37,863
Other leases	24,576	9,404	33,980	20,304	8,083	28,387
Total	56,585	12,867	69,452	54,484	11,766	66,250

Except for the tolling agreement lease liability discussed below, the Company has not recorded any expense relating to variable lease payments, for the years ended December 31, 2024, 2023 and 2022, respectively.

Please refer to Note 29 for the detail, by maturity, of the future payment obligations under leases as of December 31, 2024.

A roll forward of our lease obligations for the year ended December 31, 2024 and 2023 is as follows:

	2024	2023
	US$'000	US$'000
Balance at January 1,	(66,250)	(58,536)
Additions	(17,486)	(16,707)
Disposals and other	224	946
Interest	(5,935)	(5,199)
Lease payments	16,201	14,967
Exchange differences	3,794	(1,721)
Balance at December 31,	(69,452)	(66,250)

Lease liabilities were discounted at the weighted-average incremental borrowing rate of 8.1%, not including our tolling agreement liability as discussed below.

Leases are presented as follows in the consolidated statements of financial position:

	2024	2023
	US$'000	US$'000
Non-current assets (Note 8)
Leased land and buildings	28,436	26,071
Leased plant and machinery	51,524	41,314
Accumulated depreciation	(46,286)	(42,540)

Non-current liabilities
Lease liabilities	(56,585)	(54,484)

Current liabilities
Lease liabilities	(12,867)	(11,766)

Leases are presented as follows in the consolidated income statement:

	2024	2023
	US$'000	US$'000
Depreciation and amortization charges
Depreciation of right-of-use assets	3,746	7,918

Finance costs
Interest expense on lease liabilities	5,935	5,199

Exchange differences
Currency translation losses on lease liabilities	3,794	(1,721)
Currency translation gains on right-of-use assets	(1,055)	(69)

Leases are presented as follows in the consolidated statements of cash flows:

	2024	2023
	US$'000	US$'000
Payments for:
Principal	10,266	9,648
Interest	5,935	5,319

Tolling agreement liability

In August 2019, Ferroglobe Spain Metals (formerly Grupo FerroAtlántica, S.A.U). sold its 100% interest in the remainder of FerroAtlántica, S.A.U. to Kehlen Industries Management, S.L.U., an affiliate of U.S.-based TPG Sixth Street Partners. The FerroAtlántica, S.A.U. assets transferred by means of this transaction included ten hydroelectric power plants and the Cee-Dumbría ferroalloys manufacturing plant, all located in the province of A Coruña, Spain. Under the terms of the transaction, the Group became exclusive off taker of finished products produced at the smelting plant at Cee and supplier of key raw materials to that facility pursuant to a tolling agreement expiring in 2060.

In November 2020, the Tribunal Superior de Justicia de Galicia dismissed the request of separation of the Cee-Dumbria’s hydroelectric plants and the ferroalloys plants. Ferroglobe Spain Metals appealed to the Supreme Court, but in 2021 the appeal was dismissed. As of December 31, 2024, the lease liability recognized in relation to the tolling agreement amounts to $35,471 thousand ($37,863 thousand as of December 2023).

In our 2023 Form 20-F, the tolling agreement liability was presented in “Other obligations”, which have been voluntary reclassified to “Lease liabilities” for comparative purposes to present all lease liabilities together.

This lease liability was discounted at the incremental borrowing rate of 9.375%.

For the year ended December 31, 2024, Ferroglobe has recorded an expense for variable lease payments of $59,571 thousand ($55,574 thousand in 2023), related to the purchase of key raw materials, energy costs, personnel expenses and other overhead costs assumed by the Company as per the tolling agreement. Future variable lease payments are currently unknown as they depend on the actual production at the Cee-Dumbria plant in a given year as well as a variety of other factors including energy prices and raw material prices in future years. Assuming production levels and other factors stay constant in future years, our annual future variable lease payments are expected to remain approximately consistent.